Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	71 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
NETLease Corporate Real Estate ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NETLease Corporate Real Estate ETF NAV
Average Annual Return, Percent	16.44%	3.87%	4.59%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	18.41%	16.85%	15.02%
Fundamental Income Net Lease Real Estate TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental Income Net Lease Real Estate TR Index
Average Annual Return, Percent	17.27%	4.56%	5.28%